Label	Element	Value
Class P2 Prospectus | PACE Global Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PACE Global Fixed Income Investments
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) Inc., the fund's manager and administrator ("UBS AM"), exercises investment discretion and for which clients pay UBS AM a fee, or the clients pay an affiliate of UBS AM a fee and UBS AM receives compensation, to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee, and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 189% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrow-

ing for investment purposes) in fixed income securities, which may be represented by derivatives or by investments in securities of other investment companies that invest primarily in fixed income securities. Such investments may include US government bonds, non-US government bonds (including bonds issued by supranational organizations and quasi-governmental entities), and bonds of US or non-US private issuers. The fund invests primarily in high-grade bonds of governmental and private issuers. These high-grade bonds are rated in one of the three highest rating categories or are of comparable quality. The fund invests, to a limited extent, in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade (commonly known as "junk bonds"). The fund normally invests in a minimum of four countries, including the United States.

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within +/- 50% of the effective duration of the fund's benchmark index, Bloomberg Global Aggregate Index, which as of July 31, 2023 was approximately 6.71 years and may change over time. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

The fund's investments may include mortgage- and asset-backed securities. The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund invests include futures (specifically, interest rate futures), swap agreements (specifically, interest rate swaps) and currency forward agreements. These derivatives may be used for risk management purposes, such as hedging the fund's currency exposure, or otherwise managing the risk profile of the fund. In addition, these derivative instruments may be used to enhance returns; in place of direct investments; or to obtain or adjust exposure to certain markets.

There are different types of US government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way.

The fund engages in frequent trading from time to time and consequently, the fund's investment strategies can result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS AM, the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s).

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The subadvisor utilizes a strategy that involves investing primarily in global fixed income securities either directly or through the use of financial derivative instruments where appropriate.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The Bloomberg Global Aggregate ex USD 50% Hedged Index provides information regarding the effectiveness of the fund's historical currency hedging policy. The fund's past per-

formance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan Investment Management Inc. ("J.P. Morgan") assumed day-to-day management of the fund's assets on January 9, 2017. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past per- formance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	PACE Global Fixed Income InvestmentsAnnual Total Returns of Class P Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2023: (4.02)% Best quarter during calendar years shown—1Q 2016: 7.21% Worst quarter during calendar years shown—4Q 2016: (9.64)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.64%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Indices reflect no deduction for fees, expenses or taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2022)
Class P2 Prospectus | PACE Global Fixed Income Investments | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class P2 Prospectus | PACE Global Fixed Income Investments | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the fund.
Class P2 Prospectus | PACE Global Fixed Income Investments | Interest rate risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.
Class P2 Prospectus | PACE Global Fixed Income Investments | Credit risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.
Class P2 Prospectus | PACE Global Fixed Income Investments | Foreign investing risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.
Class P2 Prospectus | PACE Global Fixed Income Investments | Foreign custody risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.
Class P2 Prospectus | PACE Global Fixed Income Investments | Mortgage-related securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-related securities risk: Mortgage-related securities, including mortgage-backed securities, are subject to risks that are different from and/or more acute than risks associated with other types of debt instruments. Such risks may include prepayment risk, as discussed above. Conversely, in periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected, causing additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and become illiquid. Certain types of mortgage-backed securities (e.g., CMOs, as applicable) can be even more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities.
Class P2 Prospectus | PACE Global Fixed Income Investments | US government securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	US government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.
Class P2 Prospectus | PACE Global Fixed Income Investments | Sovereign debt risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign debt risk: Investment in sovereign debt involves special risks, including the risk that the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the fund may have limited legal recourse in the event of a default.
Class P2 Prospectus | PACE Global Fixed Income Investments | High yield securities ("junk bonds") risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.
Class P2 Prospectus | PACE Global Fixed Income Investments | Investment company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment company risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.
Class P2 Prospectus | PACE Global Fixed Income Investments | Prepayment risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment risk: The fund's mortgage- and asset-backed securities, as applicable, may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.
Class P2 Prospectus | PACE Global Fixed Income Investments | Portfolio turnover risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio turnover risk: The fund engages in frequent trading from time to time, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.
Class P2 Prospectus | PACE Global Fixed Income Investments | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.
Class P2 Prospectus | PACE Global Fixed Income Investments | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk: Certain of the fund's investments may present liquidity risk. Liquidity risk involves the risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
Class P2 Prospectus | PACE Global Fixed Income Investments | Leverage risk associated with financial instruments [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives and other types of transactions used for investment (non-hedging) purposes (as applicable), may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.
Class P2 Prospectus | PACE Global Fixed Income Investments | Derivatives risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives risk: The value of derivatives—so called because their value derives from the value of an under-lying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments. Regulation relating to a mutual fund's use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended, could potentially limit or impact the fund's ability to invest in derivatives, limit the fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the fund's performance.
Class P2 Prospectus | PACE Global Fixed Income Investments | Swap agreement risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swap agreement risk: The fund may enter into various types of swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract. Central clearing, required margin for uncleared swaps and other requirements are expected to decrease counterparty risk and increase liquidity compared to over-the-counter swaps. However, these requirements do not eliminate counterparty risk or illiquidity risk entirely.
Class P2 Prospectus | PACE Global Fixed Income Investments | Management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM and/or a subadvisor may not produce the desired results.
Class P2 Prospectus | PACE Global Fixed Income Investments | Bloomberg Global Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.26%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.66%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.44%)	[1]
Class P2 Prospectus | PACE Global Fixed Income Investments | Bloomberg Global Aggregate ex USD 50% Hedged Index (Indices reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.70%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.07%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.64%)	[1]
Class P2 Prospectus | PACE Global Fixed Income Investments | Class P2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes administration fee of 0.10%)	rr_Component3OtherExpensesOverAssets	0.54%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.40%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	0.64%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	291	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	535	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,235	[4]
Class P2 Prospectus | PACE Global Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2013	rr_AnnualReturn2013	(6.14%)
Annual Return 2014	rr_AnnualReturn2014	3.04%
Annual Return 2015	rr_AnnualReturn2015	(3.65%)
Annual Return 2016	rr_AnnualReturn2016	1.13%
Annual Return 2017	rr_AnnualReturn2017	6.80%
Annual Return 2018	rr_AnnualReturn2018	(3.16%)
Annual Return 2019	rr_AnnualReturn2019	6.93%
Annual Return 2020	rr_AnnualReturn2020	10.23%
Annual Return 2021	rr_AnnualReturn2021	(3.99%)
Annual Return 2022	rr_AnnualReturn2022	(15.58%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.58%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.54%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.71%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 1995
Class P2 Prospectus | PACE Global Fixed Income Investments | Class P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.03%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.45%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.56%)	[1]
Class P2 Prospectus | PACE Global Fixed Income Investments | Class P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.22%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.45%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.84%)	[1]

[1]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[3]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2024 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any sub-advisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[4]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.